Employee Benefits (Actuarial Assumptions) (Details)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Discount rate as at the end of the year [Member]
Actuarial assumptions [Line Items]
Principal actuarial assumptions	3.00%	2.70%	2.90%
Future salary increases [Member]
Actuarial assumptions [Line Items]
Principal actuarial assumptions	3.30%	3.20%	2.60%
Future pension increase [Member]
Actuarial assumptions [Line Items]
Principal actuarial assumptions	2.20%	2.20%	2.20%